Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Unrecognized Tax Benefits	The movements of unrecognized tax benefits are as follows:
RMB
Balance as of January 1, 2021	67,219
Change in unrecognized tax benefits	—
Increase in tax positions	5,994
Balance as of December 31, 2021	73,213
Change in unrecognized tax benefits	—
Decrease in tax positions	(36,566)
Balance as of December 31, 2022	36,647
Change in unrecognized tax benefits	—
Decrease in tax positions	(2,279)
Balance as of December 31, 2023	34,368

Schedule of Income Tax Expenses	Income tax expenses are comprised of the following:
	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	66,665	13,169	44,836
Deferred tax expense	23,909	27,847	14,566
Income tax expense	90,574	41,016	59,402

Schedule of Deferred Income Tax Assets and Liabilities	The principal components of the deferred income tax assets and liabilities are as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	96,173	117,072
Intangible assets, net	2,856	5,003
Less: valuation allowances	(78,627)	(81,340)
Total	20,402	40,735
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	13,954	15,944
Estimated profit arising from future renewal commissions	59,271	91,428
PRC dividend withholding taxes	29,230	29,230
Identifiable intangible assets	—	12,549
Total	102,455	149,151

Schedule of Effective Income Tax Rate Reconciliation	Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:
	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates, net	371,088	196,335	349,818
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	92,772	49,084	87,455
Expenses not deductible for tax purposes:
—Entertainment	2,950	2,099	2,417
—Other	81	479	340
Effect of tax holidays on concessionary rates granted to PRC entities	(13,523)	(12,671)	(9,956)
Effect of different tax rates of subsidiaries operating in other jurisdictions	2,070	2,342	4,110
Change in valuation allowance	2,999	40,501	2,713
Deferred income tax for dividend distribution	10,349	—	—
Effect of non-taxable income*	(13,777)	(4,620)	(25,709)
Unrecognized tax benefits arising from certain transfer pricing arrangements	5,994	(36,566)	(2,279)
Other	659	368	311
Income tax expense	90,574	41,016	59,402
*	The effect of non-taxable income for years ended December 31, 2021 and 2022 represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment. The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group.